UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

        Investment Company Act file number     811-09205
                                          ------------------------------

                      Advantage Advisers Xanthus Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              COMMON STOCK - 130.59%

                ADVERTISING SALES - 1.03%
   73,640           Focus Media Holding, Ltd. - Sponsored ADR*                              $   4,272,593
                                                                                            -------------
                AGRICULTURAL CHEMICALS - 1.79%
   87,180           Monsanto Co.                                                 (a)            7,388,505
                                                                                            -------------
                APPLICATIONS SOFTWARE - 2.02%
  499,010           Quest Software, Inc.*                                                       8,333,467
                                                                                            -------------
                CHEMICALS - SPECIALTY - 0.29%
  103,110           Chemtura Corp.                                                              1,214,636
                                                                                            -------------
                COMMUNICATIONS SOFTWARE - 0.19%
   58,910           KongZhong Corp. - Sponsored ADR*                                              778,201
                                                                                            -------------
                COMPUTER AIDED DESIGN - 0.84%
  213,028           Parametric Technology Corp.*                                                3,478,747
                                                                                            -------------
                COMPUTER SERVICES - 1.44%
  382,830           Perot Systems Corp., Class A*                                (a)            5,956,835
                                                                                            -------------
                COMPUTERS - 2.56%
  321,920           Hewlett - Packard Co.                                        (a)           10,591,168
                                                                                            -------------
                COMPUTERS - MEMORY DEVICES - 2.71%
  424,431           Seagate Technology                                           (a)           11,175,268
                                                                                            -------------
                DIAGNOSTIC EQUIPMENT - 1.48%
  213,530           Immucor, Inc.*                                               (a)            6,126,176
                                                                                            -------------
                DIALYSIS CENTERS - 1.55%
  106,020           DaVita, Inc.*                                                (a)            6,383,464
                                                                                            -------------
                DIVERSIFIED MANUFACTURING OPERATIONS - 2.06%
   88,250           Illinois Tool Works, Inc.                                                   8,499,358
                                                                                            -------------
                E-COMMERCE / SERVICES - 1.18%
   58,910           Ctrip.com International, Ltd. - Sponsored ADR                               4,871,857
                                                                                            -------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.80%
3,254,639           AAC Acoustic Technology Holdings, Inc.*                                     3,040,798
  223,950           International DisplayWorks, Inc.*                                           1,466,872

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              COMMON STOCK (CONTINUED)

              ELECTRONIC COMPONENTS - MISCELLANEOUS (CONTINUED)
   67,950           Jabil Circuit, Inc.*                                                    $   2,912,337
                                                                                            -------------
                                                                                                7,420,007
                                                                                            -------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 29.59%
   58,910           Advanced Analogic Technologies, Inc.*                                         671,574
  147,480           Advanced Micro Devices, Inc.*                                (a)            4,890,437
2,416,420           ARM Holdings, Plc - Sponsored ADR                            (a)           16,649,134
  242,170           Broadcom Corp., Class A*                                     (a)           10,452,057
1,321,385           Conexant Systems, Inc.*                                                     4,558,778
  679,030           Freescale Semiconductor, Inc., Class A*                      (a)           18,883,824
  329,490           MIPS Technologies, Inc.*                                                    2,457,995
  247,434           Monolithic Power Systems, Inc.*                                             4,612,170
  235,350           National Semiconductor Corp.                                 (a)            6,552,144
  412,850           OmniVision Technologies, Inc.*                               (a)           12,468,070
  412,870           Silicon Image, Inc.*                                                        4,256,690
  206,470           Silicon Laboratories, Inc.*                                  (a)           11,345,527
  318,810           Silicon Motion Technology - Sponsored ADR*                                  3,867,165
  117,850           Texas Instruments, Inc.                                                     3,826,590
  283,672           Volterra Semiconductor Corp.*                                (a)            5,415,298
  202,540           Xilinx, Inc.                                                 (a)            5,156,668
  280,160           Zoran Corp.*                                                                6,129,901
                                                                                            -------------
                                                                                              122,194,022
                                                                                            -------------
                ELECTRONIC DESIGN AUTOMATION - 1.29%
  451,220           Comtech Group, Inc.*                                                        4,512,200
   94,920           Magma Design Automation, Inc.*                                                821,058
                                                                                            -------------
                                                                                                5,333,258
                                                                                            -------------
                ENTERTAINMENT SOFTWARE - 3.96%
  162,040           Electronic Arts, Inc.*                                       (a)            8,866,829
  162,020           Take-Two Interactive Software, Inc.*                                        3,023,293
   39,099           The9, Ltd. - Sponsored ADR*                                                 1,163,195
  127,202           THQ, Inc.*                                                                  3,293,260
                                                                                            -------------
                                                                                               16,346,577
                                                                                            -------------
                FINANCE - OTHER SERVICES - 1.90%
1,300,911           Hong Kong Exchanges & Clearing, Ltd.                                        7,845,852
                                                                                            -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              COMMON STOCK (CONTINUED)

                HEALTH CARE COST CONTAINMENT - 2.73%
  216,130           McKesson Corp.                                               (a)        $  11,266,857
                                                                                            -------------
                INDUSTRIAL AUDIO & VIDEO PRODUCTION - 2.91%
  574,778           Dolby Laboratories, Inc., Class A*                           (a)           12,012,860
                                                                                            -------------
                INTERNET INFRASTRUCTURE SOFTWARE - 5.31%
  424,660           Akamai Technologies, Inc.*                                   (a)           13,967,068
  236,090           Webex Communications, Inc.*                                                 7,949,150
                                                                                            -------------
                                                                                               21,916,218
                                                                                            -------------
                INTERNET SECURITY - 1.26%
   29,460           Internet Security Systems, Inc.*                                              706,451
  250,410           RSA Security, Inc.*                                                         4,492,355
                                                                                            -------------
                                                                                                5,198,806
                                                                                            -------------
                MACHINERY - PRINT TRADE - 0.51%
   47,130           Zebra Technologies Corp. - Class A*                                         2,107,654
                                                                                            -------------
                MEDICAL - HMO - 1.11%
   59,070           WellPoint, Inc.*                                             (a)            4,573,790
                                                                                            -------------
                MEDICAL LABS & TESTING SERVICE - 2.43%
  171,680           Laboratory Corporation of America Holdings*                  (a)           10,039,846
                                                                                            -------------
                MEDICAL - OUTPATIENT / HOME MEDICAL - 1.13%
  203,280           Apria Healthcare Group, Inc.,*                                              4,671,374
                                                                                            -------------
                NETWORKING PRODUCTS - 4.91%
  529,330           Atheros Communications*                                      (a)           13,863,153
  295,380           Cisco Systems, Inc.*                                         (a)            6,400,884
                                                                                            -------------
                                                                                               20,264,037
                                                                                            -------------
                OIL COMPANIES - EXPLORATION & PRODUCTION - 1.45%
  189,990           Chesapeake Energy Corp.                                      (a)            5,967,586
                                                                                            -------------
                PHARMACY SERVICES - 1.02%
   73,530           Medco Health Solutions, Inc.*                                               4,207,387
                                                                                            -------------
                REAL ESTATE OPERATIONS / DEVELOPMENT - 0.59%
2,945,907           Agile Property Holdings, Ltd.                                               2,448,643
                                                                                            -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              COMMON STOCK (CONTINUED)

                RETAIL - CONSUMER ELECTRONICS - 1.57%
  265,440           Circuit City Stores, Inc.                                    (a)        $   6,497,971
                                                                                            -------------
                RETAIL - MAJOR DEPARTMENT STORE - 1.88%
   58,830           Sears Holdings Corp.*                                                       7,755,559
                                                                                            -------------
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 7.66%
  122,750           Hittite Microwave Corp.*                                                    4,137,902
  335,920           Linear Technology Corp.                                      (a)           11,784,074
  290,152           Marvell Technology Group, Ltd.*                              (a)           15,697,223
                                                                                            -------------
                                                                                               31,619,199
                                                                                            -------------
                SEMICONDUCTOR EQUIPMENT - 5.63%
  294,130           Axcelis Technologies, Inc.*                                                 1,723,602
  259,260           Formfactor, Inc.*                                            (a)           10,194,103
  353,551           Tessera Technologies, Inc.*                                  (a)           11,341,916
                                                                                            -------------
                                                                                               23,259,621
                                                                                            -------------
                SPECIAL PURPOSE ACQUISITIONS - 0.29%
  117,830           Services Acquisition Corp.*                                                 1,204,223
                                                                                            -------------
                TELECOMMUNICATION EQUIPMENT - 3.35%
  296,320           ADC Telecommunications, Inc.*                                (a)            7,582,829
  519,850           Avaya, Inc.*                                                 (a)            5,874,305
   38,082           Sirenza Microdevices, Inc.*                                                   359,875
                                                                                            -------------
                                                                                               13,817,009
                                                                                            -------------
                TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 3.08%
  471,770           Corning, Inc.*                                               (a)           12,700,048
                                                                                            -------------
                TELECOMMUNICATION SERVICES - 1.46%
   23,560           China Telecom Corp., Ltd. - Sponsored ADR                                     834,024
  201,000           RCN Corp.*                                                   (a)            5,205,900
                                                                                            -------------
                                                                                                6,039,924
                                                                                            -------------
                TELEPHONE - INTEGRATED - 0.60%
  147,490           Tele Norte Leste Participacoes S.A. - Sponsored ADR                         2,460,133
                                                                                            -------------
                THERAPEUTICS - 1.33%
   88,490           Gilead Sciences, Inc.*                                       (a)            5,505,848
                                                                                            -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              COMMON STOCK (CONTINUED)

                TRANSPORT - SERVICES - 1.41%
  213,940           Laidlaw International, Inc.                                  (a)        $   5,819,168
                                                                                            -------------
                WEB PORTALS / ISP - 6.33%
   17,760           Google, Inc., Class A*                                       (a)            6,926,400
  176,760           Sina Corp.*                                                                 4,931,604
  535,205           Sohu.com, Inc.*                                                            14,284,621
                                                                                            -------------
                                                                                               26,142,625
                                                                                            -------------
                WIRELESS EQUIPMENT - 12.96%
  497,070           American Tower Corp., Class A*                               (a)           15,071,162
    9,150           China Grentech Corporation, Ltd. - Sponsored ADR*                             156,465
  383,120           Motorola, Inc.                                               (a)            8,777,279
  783,790           Powerwave Technologies, Inc.*                                (a)           10,573,327
  354,360           Qualcomm, Inc.                                               (a)           17,934,160
  117,850           RF Micro Devices, Inc.*                                                     1,019,403
                                                                                            -------------
                                                                                               53,531,796
                                                                                            -------------
              TOTAL COMMON STOCK (COST $514,896,345)                                        $ 539,238,173
                                                                                            -------------

CONTRACTS
              PURCHASED OPTIONS - 0.06%

                PUT OPTIONS - 0.06%

                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.04%
      589           SiRF Technology Holdings, Inc., 05/20/06, $35                           $     164,920
                                                                                            -------------
                TELECOMMUNICATION EQUIPMENT - 0.02%
      883           Adtran, Inc., 05/20/06, $25                                                    97,130
                                                                                            -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
CONTRACTS                                                                                   MARKET VALUE

              PURCHASED OPTIONS (CONTINUED)

                TOTAL PUT OPTIONS (COST $205,321)                                           $     262,050
                                                                                            -------------
              TOTAL PURCHASED OPTIONS (COST $205,321)                                       $     262,050
                                                                                            -------------
              TOTAL INVESTMENTS (COST $515,101,666) - 130.65% +                             $ 539,500,223
                                                                                            -------------
              OTHER ASSETS, LESS LIABILITIES - (30.65%)                                      (126,565,940)
                                                                                            -------------
              NET ASSETS - 100.00%                                                          $ 412,934,283
                                                                                            =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

ADR  American Depository Receipt

+ At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $375,525,790, and $106,579,426, respectively. At December 31,2005, accumulated  net  unrealized  depreciation  on  portfolio  investments  and securities sold, not yet purchased was $2,928,116, consisting of $16,343,541 grosss unrealized appreciation and $19,271,657 gross unrealized depreciation.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              SECURITIES SOLD, NOT YET PURCHASED - (56.05%)

                ADVERTISING SERVICES - (0.10%)
    7,304           R.H. Donnelley Corp.                                                    $    (425,312)
                                                                                            -------------
                APPLICATIONS SOFTWARE - (1.49%)
  103,100           Mercury Interactive Corp.                                                  (3,587,880)
   70,090           Salesforce.com, Inc.                                                       (2,546,370)
                                                                                            -------------
                                                                                               (6,134,250)
                                                                                            -------------
                BEVERAGES - NON-ALCOHOLIC - (1.49%)
  131,450           Coca-Cola Enterprises, Inc.                                                (2,673,693)
  114,380           Pepsi Bottling Group, Inc.                                                 (3,476,008)
                                                                                            -------------
                                                                                               (6,149,701)
                                                                                            -------------
                CABLE TELEVISION - (1.94%)
  232,060           Comcast Corp., Class A                                                     (6,070,690)
  117,660           DIRECTV Group, Inc.                                                        (1,929,624)
                                                                                            -------------
                                                                                               (8,000,314)
                                                                                            -------------
                CAPACITORS - (0.29%)
  126,690           KEMET Corp.                                                                (1,199,754)
                                                                                            -------------
                COMMERCIAL SERVICES - (0.18%)
   14,190           Weight Watchers International, Inc.                                          (729,366)
                                                                                            -------------
                COMMERCIAL SERVICES - FINANCE - (0.78%)
  149,570           H&R Block, Inc.                                                            (3,238,190)
                                                                                            -------------
                COMMON TRUST FUND - (2.60%)
  295,110           Semiconductor HOLDRs Trust                                                (10,718,395)
                                                                                            -------------
                COMPUTERS - (1.92%)
  266,040           Dell, Inc.                                                                 (7,917,350)
                                                                                            -------------
                COMPUTERS - MEMORY DEVICES - (2.79%)
   58,900           Imation Corp.                                                              (2,527,399)
   60,208           M-Systems Flash Disk Pioneers, Ltd.                                        (1,556,979)
  103,370           Network Appliance, Inc.                                                    (3,724,421)
  191,490           Western Digital Corp.                                                      (3,720,651)
                                                                                            -------------
                                                                                              (11,529,450)
                                                                                            -------------
                COMPUTERS - PERIPHERAL EQUIPMENT - (0.32%)
   29,460           Lexmark International, Inc., Class A                                       (1,336,895)
                                                                                            -------------

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                CONSUMER PRODUCTS - MISCELLANEOUS - (1.22%)
   75,960           American Greetings Corp., Class A                                       $  (1,642,255)
   58,900           Kimberly - Clark Corp.                                                     (3,404,420)
                                                                                            -------------
                                                                                               (5,046,675)
                                                                                            -------------
                CONTAINERS - METAL / GLASS - (0.38%)
   88,380           Crown Holdings, Inc.                                                       (1,567,861)
                                                                                            -------------
                CRUISE LINES - (0.60%)
   58,910           Royal Caribbean Cruises, Ltd.                                              (2,475,398)
                                                                                            -------------
                DISTRIBUTION / WHOLESALE - (1.05%)
   73,620           CDW Corp.                                                                  (4,332,537)
                                                                                            -------------
                E-MARKETING / INFORMATION - (0.60%)
  147,290           ValueClick, Inc.                                                           (2,492,147)
                                                                                            -------------
                ELECTRIC PRODUCTS - MISCELLANEOUS - (0.49%)
   61,480           Molex, Inc.                                                                (2,041,136)
                                                                                            -------------
                ELECTRONIC COMPONENTS - MISCELLANEOUS - (2.57%)
   58,830           AU Optronics Corp. - Sponsored ADR                                         (877,155)
  231,040           AVX Corp.                                                                  (4,089,408)
  249,180           LG.Philips LCD Co., Ltd. - Sponsored ADR                                   (5,656,386)
                                                                                            -------------
                                                                                              (10,622,949)
                                                                                            -------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.93%)
  323,540           Amkor Technology, Inc.                                                     (2,795,386)
  291,480           Fairchild Semiconductor International, Inc.                                (5,558,524)
  353,750           Intel Corp.                                                                (6,883,975)
   73,530           Microsemi Corp.                                                            (2,140,458)
   80,200           Semtech Corp.                                                              (1,434,778)
   44,190           SiRF Technology Holdings, Inc.                               (b)           (1,566,977)
                                                                                            -------------
                                                                                              (20,380,098)
                                                                                            -------------
                ELECTRONIC CONNECTORS - (0.83%)
   65,380           Amphenol Corp., Class A                                                    (3,411,528)
                                                                                            -------------
                ELECTRONIC MEASURING INSTRUMENTS - (0.68%)
   14,710           Garmin, Ltd.                                                               (1,168,416)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                ELECTRONIC MEASURING INSTRUMENTS (CONTINUED)
   50,260           National Instruments Corp.                                              $  (1,639,481)
                                                                                            -------------
                                                                                               (2,807,897)
                                                                                            -------------
                ENTERTAINMENT SOFTWARE - (0.64%)
  191,480           Activision, Inc.                                                           (2,640,509)
                                                                                            -------------
                FOOD - MISCELLANEOUS / DIVERSIFIED - (1.29%)
  175,360           Kraft Foods, Inc., Class A                                                 (5,315,162)
                                                                                            -------------
                HOME FURNISHINGS - (0.50%)
   48,810           Ethan Allen Interiors, Inc.                                                (2,050,996)
                                                                                            -------------
                INTERNET SECURITY - (0.77%)
  159,080           Check Point Software Technologies, Ltd.                                    (3,184,782)
                                                                                            -------------
                MEDICAL - DRUGS - (2.28%)
  114,800           Eli Lilly & Co.                                                            (6,348,440)
   86,600           Merck & Co., Inc.                                                          (3,050,918)
                                                                                            -------------
                                                                                               (9,399,358)
                                                                                            -------------
                MEDICAL - HOSPITALS - (0.49%)
   44,130           HCA, Inc.                                                                  (2,020,713)
                                                                                            -------------
                MEDICAL INSTRUMENTS - (0.35%)
   34,568           Ventana Medical Systems, Inc.                                              (1,443,905)
                                                                                            -------------
                MULTIMEDIA - (0.35%)
   32,430           E.W. Scripps Co., Class A                                                  (1,449,945)
                                                                                            -------------
                PUBLISHING - NEWSPAPERS - (0.69%)
  104,590           Tribune Co.                                                                (2,868,904)
                                                                                            -------------
                RADIO - (0.56%)
   82,490           Entercom Communications Corp.                                              (2,303,121)
                                                                                            -------------
                REGISTERED INVESTMENT COMPANY - (9.19%)
  176,690           iShares MSCI South Korea Index                                             (8,242,589)
  708,340           Nasdaq - 100 Index Tracking Stock                                         (29,700,696)
                                                                                            -------------
                                                                                              (37,943,285)
                                                                                            -------------
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.65%)
  156,130           Micrel, Inc.                                                               (2,313,846)
   88,410           Power Integrations, Inc.                                                   (2,190,800)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (CONTINUED)
  155,640           Semiconductor Manufacturing International Corp. -
                      Sponsored ADR                                                         $  (1,167,300)
  282,380           Taiwan Semiconductor Manufacturing Co., Ltd. -
                      Sponsored ADR                                                            (2,840,743)
  709,320           United Microelectronics Corp. - Sponsored ADR                              (2,418,781)
                                                                                            -------------
                                                                                              (10,931,470)
                                                                                            -------------
                SEMICONDUCTOR EQUIPMENT - (1.61%)
  176,760           Applied Materials, Inc.                                                    (3,095,068)
  147,290           Novellus Systems, Inc.                                                     (3,534,960)
                                                                                            -------------
                                                                                               (6,630,028)
                                                                                            -------------
                TELECOMMUNICATION EQUIPMENT - (0.28%)
   44,190           Adtran, Inc.                                                 (b)           (1,156,452)
                                                                                            -------------
                TELECOMMUNICATION SERVICES - (0.22%)
   29,490           NeuStar, Inc., Class A                                                       (914,190)
                                                                                            -------------
                TELEPHONE - INTEGRATED - (4.40%)
  118,200           AT&T, Inc.                                                                 (3,196,128)
   87,260           CenturyTel, Inc.                                                           (3,413,611)
  181,410           Deutsche Telekom AG - Sponsored ADR                                        (3,051,316)
  375,960           Qwest Communications International, Inc.                                   (2,556,528)
  126,480           Telefonica S.A. - Sponsored ADR                                            (5,940,766)
                                                                                            -------------
                                                                                              (18,158,349)
                                                                                            -------------
                TRANSPORTATION - TRUCKING - (1.45%)
   82,490           Arkansas Best Corp.                                                        (3,227,009)
  102,950           Swift Transportation Co., Inc.                                             (2,237,104)
   29,460           Werner Enterprises, Inc.                                                     (541,180)
                                                                                            -------------
                                                                                               (6,005,293)
                                                                                            -------------
                WEB PORTALS / ISP - (1.08%)
  279,950           EarthLink, Inc.                                                            (2,673,523)

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

              SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

                WEB PORTALS / ISP (CONTINUED)
   73,660           Netease.com, Inc. - Sponsored ADR                                       $  (1,807,616)
                                                                                            -------------
                                                                                               (4,481,139)
                                                                                            -------------
              TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $224,442,434)              $(231,454,804)
                                                                                            =============

(b)  Security held in connection with an open put or call option contract.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Advantage Advisers Xanthus Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date   May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date   May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Vineet Bhalla
                         -------------------------------------------------------
                            Vineet Bhalla, Chief Financial Officer
                            (principal financial officer)

Date   May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.